SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 182,571,852		$ 108,999,805		$ 86,858,401
Total Cost of revenue	139,308,511		135,103,408		124,290,384
Gross (loss) profit	43,263,341		(26,103,603)		(37,431,983)
Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	127,692,325		76,721,105		73,450,807
Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	54,879,527		32,278,700		13,407,594
Operating Segments [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	157,117,208		89,916,943		79,518,146
Total Cost of revenue	119,703,550		98,684,325		110,243,043
Gross (loss) profit	37,413,658		(8,767,382)		(30,724,897)
Operating Segments [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	54,879,527		32,278,700		13,407,594
Total Cost of revenue	47,861,811		49,614,921		20,114,680
Gross (loss) profit	7,017,716		(17,336,221)		(6,707,086)
Elimination [Member]
Segment Reporting Information [Line Items]
Revenue	(29,424,883)		(13,195,838)		(6,067,339)
Total Cost of revenue	(28,256,850)		(13,195,838)		(6,067,339)
Gross (loss) profit	(1,168,033)
Elimination [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	(29,424,883)		(13,195,838)		(6,067,339)
Elimination [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue
Customer I [Member]
Segment Reporting Information [Line Items]
Revenue		[1]		[1]	21,749,284
Customer J [Member]
Segment Reporting Information [Line Items]
Revenue	23,882,302		19,644,488			[1]
Customer C [Member]
Segment Reporting Information [Line Items]
Revenue	18,210,196			[1]		[1]
Customer K [Member]
Segment Reporting Information [Line Items]
Revenue		[1]	$ 13,471,873			[1]

[1]	Represents less than 10%